Income Taxes (Tables)	12 Months Ended
Mar. 31, 2026
Income Taxes [Abstract]
Schedule of Provision for Income Taxes

The provision for income taxes consists of the following:

	Year ended March 31,
	2024	2025	2026
Income before income taxes
- PRC	$5,205	$4,251	$4,118
- Other foreign jurisdictions	2,614	7,049	6,146
Total income before income tax	7,819	11,300	10,264

Current tax	$269	$182	$202
- PRC	143	6	122
- Other foreign jurisdictions	126	176	80
Deferred tax	(159)	(20)	(565)
- PRC	(159)	(20)	(565)
- Other foreign jurisdictions	-	-	-
	$110	$162	$(363)

Schedule of Statutory Tax Rate

Reconciliation between the provision for income taxes computed by applying the statutory tax rate in the PRC to income before income taxes and the actual provision for income taxes is as follows:

	Year ended March 31,
	2024		2025		2026
	USD	%	USD	%	USD	%
Income before income taxes	$7,819		$11,300		$10,264

Income tax expenses computed at PRC statutory income tax rate of 25%	1,955	25%	2,824	25%	2,566	25%

Foreign tax effects
Tax rate differential on entities not subject to PRC income tax
- Other foreign jurisdictions	(547)	(7)%	(1,642)	(15)%	(1,525)	(15)%

Tax credits
Additional deduction for R&D expenses	(273)	(4)%	(218)	(2)%	(220)	(2)%
Nontaxable or nondeductible Items
Non-deductible expenses	24	0%	161	1%	47	0%
Change of valuation allowance	(49)	(1)%	19	0%	216	2%
Changes in unrecognized tax benefits	119	2%	(72)	0%	45	0%
Effect of foreign rate differences	175	2%	125	1%	(143)	(1)%
Effect of other non-taxable income	(1,194)	(15)%	(1,040)	(9)%	(1,330)	(13)%
Prior years true up	(100)	(1)%	5	0%	(19)	0%
Income tax expense (income)	110	1%	162	1%	(363)	(4)%

Schedule of Cash Payments For Tax Liabilities

Cash payments for tax liabilities on income tax were $227, $156 and $339 in 2024, 2025 and 2026, respectively.

	Year ended March 31,
	2024	2025	2026
Cash payment for tax liabilities
- PRC	$38	$18	$203
- Other foreign jurisdictions	189	138	136
Total income before income tax	227	156	339

Schedule of Net Deferred Income Tax

The net deferred income tax consists of the following:

	March 31,
	2025	2026
Deferred income tax assets	$335	$746
Deferred income tax liabilities	(371)	(211)
Net deferred income tax (liabilities) assets	$(36)	$535

Schedule of Components of Net Deferred Income Tax

The components of net deferred income tax are as follows:

	March 31,
	2025	2026
Deferred income tax assets (liabilities):
Net operating loss carry forwards	$99	$147
Provision of employee benefits	1,413	1,637
Depreciation and amortization	(1,100)	(1,129)
Revenue and cost of sales recognized for financial reporting purpose before being recognized for tax purpose	(291)	(72)
Others	(58)	99
Less: Valuation allowances	(99)	(147)
Net deferred income tax (liabilities) assets	$(36)	$535

Schedule of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows:

	Year ended March 31,
	2024	2025	2026
Balance at the beginning of the year	$806	$925	$846
Increase (decrease) related to current year tax positions	119	(79)	83
Balance at end of the year	$925	$846	$929